Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of Significant Accounting Policies [Line Items]
Long term loan payable	$ 431,079	$ 414,000
Allowance for doubtful receivables	$ 0	0
Residual value rate	5.00%
Tangible Asset Impairment Charges		1,177
Research and development costs	$ 0	118,444	$ 25,052
Accumulated other comprehensive income	$ 89,584	$ 40,841
Enterprise income tax percentage	20.00%